Shareholders' Equity (Schedule of information about non vested options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Options
Beginning balance	4,905
Number of options granted	4,380	4,905	16,224
Vested	(4,905)
Ending balance	4,380	4,905
Weighted average grant- date fair value
Beginning balance	$ 33.13
Granted	34.25
Vested	33.13
Ending balance	$ 34.25	$ 33.13